Total
The Covered Bridge Fund
FUND SUMMARY
Investment Objectives:
The Fund seeks current income and realized gains from writing options with capital appreciation as a secondary objective.
Fees and Expenses of the Fund:

This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below. You may qualify for sales charge discounts on purchases of Class A shares if you and your family invest, or agree to invest in the future, at least $25,000 in the Fund. More information about these and other discounts is available from your financial professional and under the heading “How to Purchase Shares” on page 8 of this Prospectus.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - The Covered Bridge Fund	The Covered Bridge Fund Class A Shares		The Covered Bridge Fund Class I Shares
Maximum Sales Charge (Load) Imposed on purchases (as a percentage of offering price)	5.25%		none
Maximum Deferred Sales Charge (as a percentage of Offering Price)	none	[1]	none
Redemption Fee (as a % of amount redeemed if held less than 90 days)	1.00%		1.00%
[1]	There is a 1.00% contingent deferred sales charge (“CDSC”) for investments of $1 million or more (see “How to Purchase Shares” below) on shares sold within 1-year of purchase, unless you are otherwise eligible to purchase Class A shares without an initial sales charge or are eligible for a waiver of the CDSC (see “Waiver of Contingent Deferred Sales Charges” below).

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - The Covered Bridge Fund		The Covered Bridge Fund Class A Shares	The Covered Bridge Fund Class I Shares
Management Fees		1.00%	1.00%
Distribution and/or Service (12b-1) Fees		0.25%	none
Interest and Dividend Expense on Securities Sold Short		0.06%	0.06%
Remaining Other Expenses		0.45%	0.45%
Total Other Expenses		0.51%	0.51%
Acquired Fund Fees and Expenses	[1]	0.01%	0.01%
Total Annual Fund Operating Expenses		1.77%	1.52%
Fee Waiver and Expense Reimbursement		(0.05%)	(0.05%)
Total Annual Fund Operating Expenses After Fee Waiver		1.72%	1.47%
[1]	Acquired Fund Fees and Expenses are the indirect costs of investing in other investment companies, including exchange traded funds. The operating expenses in this fee table will not correlate to the expense ratio in the Fund’s financial highlights because the financial statements include only the direct operating expenses incurred by the Fund, not the indirect costs of investing in other investment companies.

Example:
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based upon these assumptions your costs would be:
Expense Example - The Covered Bridge Fund - USD ($)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
The Covered Bridge Fund Class A Shares	691	1,048	1,430	2,496
The Covered Bridge Fund Class I Shares	150	475	824	1,808

Portfolio Turnover:

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the fiscal year ended September 30, 2023, the Fund’s portfolio turnover rate was 154% of the average value of its portfolio.

Principal Investment Strategies:

The Fund seeks its investment objective by investing, under normal market conditions, in dividend paying equity securities of domestic and foreign large capitalization companies. The Adviser defines large capitalization companies to be those with total average market values of at least $10 billion. The Fund also sells options on these securities in order to generate income for the Fund from premiums.

The Fund expects to invest up to 20% of the Fund’s assets in foreign securities and the remainder in domestic securities. It is expected that the Fund’s strategy will result in high portfolio turnover.

Principal Investment Risks:

As with all mutual funds, there is a risk that you could lose money through your investment in the Fund. The Fund is not intended to be a complete investment program. Many factors affect the Fund’s net asset value (“NAV”) and performance.

Performance

The bar chart and performance table show the variability of the Fund’s returns over time, which is some indication of the risks of investing in the Fund. The bar chart shows performance of the Fund’s Class I shares for each full calendar year since the Fund’s inception. The performance table compares the performance of the Fund over time to the performance of a broad-based market index. You should be aware that the Fund’s past performance (before and after taxes) may not be an indication of how the Fund will perform in the future. Although Class A shares would have similar returns to Class I shares because the classes are invested in the same portfolio of securities, the returns for Class A shares are different from Class I shares because Class A shares have different expenses than Class I shares. Updated performance information is available at no cost by visiting www.thecoveredbridgefund.com or by calling 1-855-525-2151.

Class I Performance Bar Chart For Calendar Years Ended December 31

Best Quarter:	12/31/20	18.82%
Worst Quarter:	3/31/20	(19.85)%

Performance Table Average Annual Total Returns (For periods ended December 31, 2023)
Average Annual Total Returns - The Covered Bridge Fund		Label	1 Year	5 Years	10 Years
The Covered Bridge Fund Class I Shares		Return before taxes	5.56%	8.21%	6.13%
The Covered Bridge Fund Class I Shares | Return after taxes on distributions			2.39%	5.67%	3.34%
The Covered Bridge Fund Class I Shares | Return after taxes on distributions and sale of Fund shares			3.74%	5.54%	3.65%
The Covered Bridge Fund Class A Shares		Return before taxes	(0.31%)	6.78%	5.29%
S&P 500 Total Return Index (reflects no deduction for fees, expenses or taxes)	[1]		26.29%	15.69%	12.03%
[1]	The S&P 500 Total Return Index is an unmanaged market capitalization-weighted index which is comprised of 500 of the largest U.S. domiciled companies and includes the reinvestment of all dividends. Investors cannot invest directly in an index or benchmark.

After-tax returns were calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold shares of the Fund through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After tax returns for the share classes which are not presented will vary from the after-tax returns of Class I shares.

The Covered Bridge Fund | Equity Risk [Member]
•	Equity Risk: The NAV of the Fund fluctuates based on changes in the value of the U.S. and/or foreign equity securities held by the Fund. Equity prices can fall rapidly in response to developments affecting a specific company or industry, or to changing economic, political or market conditions.

The Covered Bridge Fund | Foreign Investment Risk [Member]
•	Foreign Investment Risk: Foreign investing (including through American Depositary Receipts (“ADRs”), European Depositary Receipts (“EDRs”) and Global Depositary Receipts (“GDRs”)) involves risks not typically associated with U.S. investments, including adverse fluctuations in foreign currency values, adverse political, social and economic developments, less liquidity, greater volatility, less developed or less efficient trading markets, political instability and differing auditing and legal standards.

The Covered Bridge Fund | Large Capitalization Risk [Member]
•	Large Capitalization Risk: Large-capitalization companies may be less able than smaller capitalization companies to adapt to changing market conditions. Large-capitalization companies may be more mature and subject to more limited growth potential compared with smaller capitalization companies. During different market cycles, the performance of large capitalization companies has trailed the overall performance of the broader securities markets.

The Covered Bridge Fund | Management Risk [Member]
•	Management Risk: The Adviser’s judgment about the attractiveness, value and potential appreciation of particular asset classes and securities in which the Fund invests may prove to be incorrect and may not produce the desired results.

The Covered Bridge Fund | Market and Geopolitical Risk [Member]
•	Market and Geopolitical Risk: The increasing interconnectivity between global economies and financial markets increases the likelihood that events or conditions in one region or financial market may adversely impact issuers in a different country, region or financial market. Securities in the Fund’s portfolio may underperform due to inflation (or expectations for inflation), interest rates, global demand for particular products or resources, natural disasters, climate change and climate-related events, pandemics, epidemics, terrorism, international conflicts, regulatory events and governmental or quasi-governmental actions. The occurrence of global events similar to those in recent years may result in market volatility and may have long term effects on both the U.S. and global financial markets.

The Covered Bridge Fund | Portfolio Turnover Risk [Member]
•	Portfolio Turnover Risk: A higher portfolio turnover results in higher transactional and brokerage costs.

The Covered Bridge Fund | Written Call Option Risk [Member]
•	Written Call Option Risk: Selling covered call options limits the Fund’s gain, if any, on its underlying securities. The Fund continues to bear the risk of a decline in the value of its underlying stocks. Option premiums are treated as short-term capital gains and when distributed to shareholders, are usually taxable as ordinary income, which may have a higher tax rate than long-term capital gains for shareholders holding Fund shares in a taxable account.